              STANDARD & POOR'S DEPOSITARY RECEIPTS(R) ("SPDR")(R)

                              SPDR TRUST SERIES 1

                            A UNIT INVESTMENT TRUST

                                 ANNUAL REPORT

                               SEPTEMBER 30, 2004

"S&P(R)", "S&P 500(R)", "STANDARD & POOR'S(R)", "STANDARD & POOR'S DEPOSITARY RECEIPTS(R)", AND "SPDR(R)" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY PDR SERVICES LLC AND THE AMERICAN STOCK EXCHANGE LLC. THE TRUST, HOWEVER, IS NOT SPONSORED BY OR AFFILIATED WITH STANDARD & POOR'S OR THE MCGRAW-HILL COMPANIES, INC.

SPDR TRUST SERIES 1
TRUST OVERVIEW
--------------------------------------------------------------------------------

OBJECTIVE:
To replicate the total return of the S&P 500 Index.

STRATEGY:
The Trust's holdings are comprised of the 500 stocks in the S&P 500 Index, which is designed to capture the performance of a large cross-section of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:
The SPDR Trust, Series 1 (the "Trust") seeks to match the total return of the S&P 500 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 500 securities of the S&P 500 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach should result in low expected tracking error of the Trust relative to its benchmark.

The Trust ended its fiscal year on September 30, 2004 with a 12-month total return of 13.62% on net asset value as compared to the S&P 500 Index return of 13.87%.

Most of the gain in the S&P 500 Index was achieved in the first quarter of the fiscal year when the Index rose 12.18%. Since then, the Index has traded in a relatively tight range, usually within plus or minus two percentage points of the level at the end of the 2003 calendar year.

After pricing significant expected earnings into stock prices early in the year, the market appeared to wait and see if those earnings would materialize. Other factors influencing the market were the presidential election, the continuing instability in Iraq, rising short term interest rates, and increasing oil prices. The price of a barrel of oil was just under $50 on September 30, 2004, a 70% increase from the price one year earlier. The impact of this price increase, along with the decision of the Federal Reserve to tighten monetary policy by raising short term interest rates, caused some concern over the outlook of the U.S. economy.

Energy was the top performing sector during the last year. The Energy Select Sector Index rose nearly 49% as the increased price of oil appeared to benefit Energy companies. The Materials and Industrial Sectors also posted strong gains during the year. Materials companies benefited from increased commodity prices and Industrial companies appeared to gain on the improved economic outlook at the start of the year. All ten sectors of the S&P 500 Index posted gains during the year, with Information Technology posting the lowest performance.

We appreciate your support of the SPDR Trust and look forward to serving your investment needs in the future.

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
            COMMON STOCKS                    SHARES                VALUE
--------------------------------------------------------------------------------
3M Co. ............................         3,434,968         $   274,694,391
Abbott Laboratories................         6,849,604             290,149,225
ACE Ltd. ..........................         1,208,123              48,397,407
ADC Telecommunications, Inc. *.....         3,559,143               6,442,049
Adobe Systems, Inc. ...............         1,026,672              50,789,464
Advanced Micro Devices, Inc. *.....         1,474,618              19,170,034
AES Corp. *........................         2,722,661              27,199,383
Aetna, Inc. .......................           677,493              67,701,875
Affiliated Computer Services, Inc. Cl
  A *..............................           562,253              31,300,625
Aflac, Inc. .......................         2,233,263              87,566,242
Agilent Technologies, Inc. *.......         2,098,896              45,273,187
Air Products & Chemicals, Inc. ....         1,011,171              54,987,479
Alberto-Culver Co. (Class B).......           381,773              16,599,490
Albertson's, Inc. .................         1,616,865              38,691,579
Alcoa, Inc. .......................         3,836,166             128,856,816
Allegheny Energy, Inc. *...........           558,903               8,920,092
Allegheny Technologies, Inc. ......           378,473               6,907,132
Allergan, Inc. ....................           572,296              41,520,075
Allied Waste Industries, Inc. *....         1,413,539              12,509,820
Allstate Corp. ....................         3,044,583             146,109,538
ALLTEL Corp. ......................         1,353,069              74,297,019
Altera Corp. *.....................         1,673,051              32,741,608
Altria Group, Inc. ................         8,995,850             423,164,784
Ambac Financial Group, Inc. .......           478,683              38,270,706
Amerada Hess Corp. ................           388,739              34,597,771
Ameren Corp. ......................           853,849              39,405,131
American Electric Power Co., Inc. ...       1,753,469              56,040,869
American Express Co. ..............         5,569,945             286,629,370
American International Group, Inc. ...     11,441,092             777,879,845
American Power Conversion Corp. ...           890,121              15,479,204
American Standard Companies Inc. *..          962,581              37,454,027
AmerisourceBergen Corp. ...........           494,570              26,563,355
Amgen Inc. *.......................         5,578,289             316,177,421
AmSouth Bancorp....................         1,550,040              37,820,976
Anadarko Petroleum Corp. ..........         1,109,116              73,600,938
Analog Devices, Inc. ..............         1,647,913              63,906,066
Andrew Corp. *.....................           701,673               8,588,478
Anheuser-Busch Companies Inc. .....         3,531,874             176,417,106
Anthem, Inc. *.....................           613,228              53,504,143
Aon Corp. .........................         1,393,367              40,045,368
Apache Corp. ......................         1,419,442              71,128,239
Apartment Investment & Management Co.
  (Class A)........................           417,648              14,525,797
Apollo Group, Inc. (Class A) *.....           850,887              62,429,579
Apple Computer, Inc. *.............         1,705,289              66,079,949
Applera Corp. -- Applied Biosystems
  Group............................           911,456              17,199,175
Applied Materials, Inc. *..........         7,425,498             122,446,462
Applied Micro Circuits Corp. *.....         1,350,961               4,228,508
Archer-Daniels-Midland Co. ........         2,861,478              48,587,896
Ashland, Inc. .....................           320,040              17,947,843
AT&T Corp. ........................         3,503,975              50,176,922

--------------------------------------------------------------------------------
            COMMON STOCKS                    SHARES                VALUE
--------------------------------------------------------------------------------
AT&T Wireless Services, Inc. *.....        12,012,149         $   177,539,562
Autodesk, Inc. ....................           479,007              23,294,110
Automatic Data Processing, Inc. ...         2,566,378             106,042,739
AutoNation, Inc. *.................         1,173,727              20,047,257
Autozone, Inc. *...................           365,236              28,214,481
Avaya, Inc. *......................         1,874,463              26,130,014
Avery Dennison Corp. ..............           488,729              32,148,594
Avon Products, Inc. ...............         2,079,508              90,832,909
Baker Hughes, Inc. ................         1,463,136              63,968,306
Ball Corp. ........................           493,660              18,477,694
Bank of America Corp. .............        17,870,528             774,329,978
Bank of New York Co., Inc. (The)...         3,417,436              99,686,608
Bausch & Lomb, Inc. ...............           238,892              15,874,373
Baxter International Inc. .........         2,653,454              85,335,081
BB&T Corp. ........................         2,470,312              98,046,683
Bear Stearns Inc. .................           439,651              42,281,237
Becton, Dickinson and Company......         1,115,868              57,690,376
Bed Bath & Beyond, Inc. *..........         1,308,661              48,564,410
BellSouth Corp. ...................         8,063,178             218,673,387
Bemis Co., Inc. ...................           487,160              12,948,713
Best Buy Co., Inc. ................         1,417,389              76,879,179
Big Lots, Inc. *...................           509,380               6,229,717
Biogen Idec Inc, Com *.............         1,495,512              91,480,469
Biomet, Inc. ......................         1,129,591              52,955,226
BJ Services Co. *..................           690,400              36,183,864
Black & Decker Corp. ..............           344,828              26,703,480
Block (H&R), Inc. .................           724,419              35,800,787
BMC Software, Inc. *...............           991,771              15,679,900
Boeing Co. ........................         3,698,394             190,911,098
Boise Cascade Corp. ...............           385,247              12,821,020
Boston Scientific Corp. *..........         3,700,955             147,038,942
Bristol-Myers Squibb Co. ..........         8,554,286             202,479,950
Broadcom Corp. (Class A) *.........         1,333,970              36,404,041
Brown-Forman Corp. (Class B).......           535,515              24,526,587
Brunswick Corp. ...................           403,222              18,451,439
Burlington Northern Santa Fe Corp. ..       1,639,800              62,820,738
Burlington Resources, Inc. ........         1,747,152              71,283,802
C.R. Bard, Inc. ...................           468,514              26,531,948
Calpine Corp. *....................         1,665,643               4,830,365
Campbell Soup Co. .................         1,818,603              47,811,073
Capital One Financial Corp. .......         1,055,349              77,990,291
Cardinal Health, Inc. .............         1,890,373              82,741,626
Caremark Rx, Inc. *................         2,048,417              65,692,733
Carnival Corp. ....................         2,768,263             130,911,157
Caterpillar, Inc. .................         1,501,185             120,770,333
Cendant Corp. .....................         4,642,464             100,277,222
CenterPoint Energy, Inc. ..........         1,354,485              14,032,465
Centex Corp. ......................           533,458              26,918,291
CenturyTel, Inc. ..................           593,174              20,310,278
Charles Schwab Corp. (The).........         6,021,766              55,340,030
ChevronTexaco Corp. ...............         9,358,496             501,989,725
Chiron Corp. *.....................           836,733              36,983,599
Chubb Corp. .......................           822,014              57,771,144

See accompanying notes to financial statements.

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
            COMMON STOCKS                    SHARES                VALUE
--------------------------------------------------------------------------------
CIENA Corp. *......................         2,012,517         $     3,984,784
CIGNA Corp. .......................           604,178              42,068,914
Cincinnati Financial Corp. ........           752,926              31,035,610
CINergy Corp. .....................           781,341              30,941,104
Cintas Corp. ......................           759,241              31,918,492
Circuit City Stores, Inc. .........           937,774              14,385,453
Cisco Systems, Inc. *..............        29,695,595             537,490,269
Citigroup, Inc. ...................        22,761,117           1,004,220,482
Citizens Communications Co. .......         1,457,154              19,511,292
Citrix Systems, Inc. *.............           722,580              12,659,602
Clear Channel Communications, Inc. ..       2,589,648              80,719,328
Clorox Co. ........................           933,676              49,764,931
CMS Energy Corp. *.................           593,922               5,654,137
Coach, Inc. Com *..................           843,268              35,771,429
Coca-Cola Co. (The)................        10,659,576             426,916,019
Coca-Cola Enterprises, Inc. .......         2,026,073              38,292,780
Colgate-Palmolive Co. .............         2,344,449             105,922,206
Comcast Corp. (Class A) *..........         9,848,977             278,135,110
Comerica, Inc. ....................           760,936              45,161,552
Computer Associates International,
  Inc. ............................         2,555,684              67,214,489
Computer Sciences Corp. *..........           832,067              39,190,356
Compuware Corp. *..................         1,676,583               8,634,402
Comverse Technology, Inc. *........           788,022              14,838,454
ConAgra Foods, Inc. ...............         2,320,379              59,656,944
Conoco Phillips, Inc. .............         3,001,679             248,689,105
Consolidated Edison, Inc. .........         1,060,963              44,602,885
Constellation Energy Group, Inc. ...          771,816              30,749,149
Convergys Corp. *..................           665,873               8,942,674
Cooper Industries Ltd (Class A)....           406,675              23,993,825
Cooper Tire & Rubber Co. ..........           330,054               6,657,189
Coors (Adolph) Co. (Class B).......           168,533              11,446,761
Corning Inc. *.....................         6,125,484              67,870,363
Costco Wholesale Corp. ............         2,000,874              83,156,323
Countrywide Financial Corp. .......         2,449,161              96,472,452
Crane Co. .........................           276,792               8,004,825
CSX Corp. .........................           942,618              31,294,918
Cummins, Inc. .....................           190,010              14,039,839
CVS Corp. .........................         1,721,107              72,510,238
Dana Corp. ........................           675,433              11,948,410
Danaher Corp. .....................         1,355,892              69,530,142
Darden Restaurants, Inc. ..........           728,261              16,983,047
Deere & Co. .......................         1,074,991              69,390,669
Dell Inc. *........................        10,966,168             390,395,581
Delphi Corp. ......................         2,517,447              23,387,083
Delta Air Lines, Inc. *............           561,603               1,847,674
Deluxe Corp. ......................           223,168               9,154,351
Devon Energy Corp. ................         1,062,223              75,428,455
Dillard's, Inc. (Class A)..........           339,454               6,700,822
Disney (Walt) Co. (The)............         9,023,191             203,472,957
Dollar General Corp. ..............         1,444,227              29,101,174
Dominion Resources, Inc. ..........         1,434,077              93,573,524
Dover Corp. .......................           886,938              34,475,280

--------------------------------------------------------------------------------
            COMMON STOCKS                    SHARES                VALUE
--------------------------------------------------------------------------------
Dow Chemical Co. ..................         4,114,829         $   185,907,974
Dow Jones & Co., Inc. .............           368,480              14,963,973
DTE Energy Co. ....................           744,657              31,417,079
Du Pont (E.I.) de Nemours..........         4,408,353             188,677,508
Duke Energy Corp. .................         4,122,796              94,370,800
Dynegy, Inc. (Class A) *...........         1,585,779               7,913,037
E*TRADE Financial Corp. *..........         1,619,967              18,500,023
Eastman Chemical Co. ..............           351,412              16,709,641
Eastman Kodak Co. .................         1,263,337              40,704,718
Eaton Corp. .......................           661,872              41,969,304
eBay, Inc. *.......................         2,893,882             266,063,511
Ecolab, Inc. ......................         1,128,304              35,473,878
Edison International...............         1,453,455              38,531,092
El Paso Corp. .....................         2,830,835              26,015,374
Electronic Arts Inc. *.............         1,295,182              59,565,420
Electronic Data Systems Corp. .....         2,133,598              41,370,465
EMC Corp. *........................        10,654,670             122,954,892
Emerson Electric Co. ..............         1,850,442             114,523,855
Engelhard Corp. ...................           553,662              15,696,318
Entergy Corp. .....................           989,248              59,958,321
EOG Resources, Inc. ...............           515,775              33,963,784
Equifax, Inc. .....................           613,910              16,182,668
Equity Office Properties Trust.....         1,787,266              48,702,998
Equity Residential Properties Trust...      1,199,859              37,195,629
Exelon Corp. ......................         2,867,163             105,196,210
Express Scripts, Inc. (Class A) *...          351,836              22,988,964
Exxon Mobil Corp. .................        28,578,739           1,381,210,456
Family Dollar Stores, Inc. ........           772,375              20,931,362
Fannie Mae.........................         4,256,509             269,862,671
Federated Department Stores, Inc. ...         799,038              36,300,296
Federated Investors, Inc. (Class B)...        480,545              13,666,700
FedEx Corp. .......................         1,317,925             112,932,993
Fifth Third Bancorp................         2,486,557             122,388,336
First Data Corp. ..................         3,765,611             163,804,078
First Horizon National Corp. ......           544,087              23,591,612
FirstEnergy Corp. .................         1,443,486              59,298,405
Fiserv, Inc. *.....................           824,599              28,745,521
Fisher Scientific International,
  Inc. *...........................           501,318              29,241,879
Fluor Corp. .......................           346,532              15,427,605
Ford Motor Co. ....................         8,047,319             113,064,832
Forest Laboratories, Inc. *........         1,623,540              73,026,829
Fortune Brands, Inc. ..............           632,754              46,880,744
FPL Group, Inc. ...................           813,833              55,601,071
Franklin Resources, Inc. ..........         1,100,820              61,381,723
Freddie Mac........................         3,022,629             197,196,316
Freeport-McMoran Copper & Gold, Inc.
  (Class B)........................           759,422              30,756,591
Gannett Co., Inc. .................         1,169,163              97,929,093
Gap, Inc. (The)....................         3,957,368              74,002,782
Gateway, Inc. *....................         1,490,042               7,375,708
General Dynamics Corp. ............           876,290              89,469,209
General Electric Co. ..............        46,389,245           1,557,750,847
General Mills, Inc. ...............         1,627,210              73,061,729

See accompanying notes to financial statements.

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
            COMMON STOCKS                    SHARES                VALUE
--------------------------------------------------------------------------------
General Motors Corp. ..............         2,488,557         $   105,713,901
Genuine Parts Co. .................           778,916              29,894,796
Genzyme Corp. *....................           989,550              53,841,415
Georgia-Pacific Corp. .............         1,113,091              40,015,621
Gilead Sciences, Inc. Com *........         1,876,175              70,131,421
Gillette Co. ......................         4,407,012             183,948,681
Golden West Financial Corp. .......           670,119              74,349,703
Goldman Sachs Group, Inc. .........         2,119,438             197,616,399
Goodrich (B.F.) Co. (The)..........           518,860              16,271,450
Goodyear Tire & Rubber Co. (The) *..          720,370               7,736,774
Great Lakes Chemical Corp. ........           231,904               5,936,742
Guidant Corp. .....................         1,360,802              89,867,364
Halliburton Co. ...................         1,944,538              65,511,485
Harley-Davidson, Inc. .............         1,295,795              77,022,055
Harrah's Entertainment, Inc. ......           504,297              26,717,655
Hartford Financial Services Group,
  Inc. (The).......................         1,286,871              79,695,921
Hasbro, Inc. ......................           787,622              14,807,294
HCA, Inc. .........................         2,132,584              81,358,080
Health Management Associates, Inc. ..       1,093,128              22,332,605
Heinz (H.J.) Co. ..................         1,559,732              56,181,547
Hercules, Inc. *...................           492,855               7,023,184
Hershey Foods Corp. ...............         1,080,424              50,466,605
Hewlett-Packard Co. ...............        13,267,552             248,766,600
Hilton Hotels Corp. ...............         1,660,640              31,286,458
Home Depot, Inc. ..................         9,642,815             377,998,348
Honeywell International, Inc. .....         3,792,252             135,990,157
Hospira, Inc. *....................           689,561              21,100,567
Humana, Inc. *.....................           755,831              15,101,503
Huntington Bancshares, Inc. .......         1,016,018              25,309,008
Illinois Tool Works, Inc. .........         1,327,199             123,655,131
IMS Health, Inc. ..................         1,031,718              24,678,695
Ingersoll-Rand Co. (Class A).......           760,914              51,719,325
Intel Corp. .......................        28,178,769             565,266,106
International Business Machines
  Corp. ...........................         7,358,912             630,953,115
International Flavors & Fragrances,
  Inc. ............................           421,089              16,085,600
International Game Technology......         1,510,745              54,311,283
International Paper Co. ...........         2,121,269              85,720,480
Interpublic Group of Companies
  Inc. *...........................         1,831,519              19,395,786
Intuit, Inc. *.....................           841,374              38,198,380
ITT Industries, Inc. ..............           405,729              32,454,263
J.C. Penney Co., Inc. (Holding Co.)...      1,266,964              44,698,490
J.P. Morgan Chase & Co. ...........        15,649,730             621,763,773
Jabil Circuit, Inc. *..............           874,217              20,106,991
Janus Capital Group, Inc. .........         1,062,769              14,464,286
JDS Uniphase Corp. *...............         6,332,078              21,339,103
Jefferson-Pilot Corp. .............           622,257              30,901,283
Johnson & Johnson Co. .............        13,037,603             734,408,177
Johnson Controls, Inc. ............           833,102              47,328,525
Jones Apparel Group, Inc. .........           553,949              19,831,374

--------------------------------------------------------------------------------
            COMMON STOCKS                    SHARES                VALUE
--------------------------------------------------------------------------------
KB HOME............................           213,033         $    17,999,158
Kellogg Co. .......................         1,813,110              77,347,273
Kerr-McGee Corp. ..................           658,274              37,686,186
Keycorp............................         1,802,331              56,953,660
KeySpan Corp. .....................           696,379              27,298,057
Kimberly-Clark Corp. ..............         2,172,568             140,326,167
Kinder Morgan, Inc. ...............           543,860              34,165,285
King Pharmaceuticals, Inc. *.......         1,078,051              12,871,929
Kla-Tencor Corp. *.................           840,906              34,880,781
Knight Ridder, Inc. ...............           352,115              23,045,927
Kohl's Corp. *.....................         1,492,870              71,941,405
Kroger Co. *.......................         3,296,705              51,164,862
Leggett & Platt, Inc. .............           875,854              24,611,497
Lehman Brothers Holdings, Inc. ....         1,209,548              96,425,167
Lexmark International, Inc. (Class
  A) *.............................           564,098              47,389,873
Lilly (Eli) & Co. .................         4,946,207             297,019,730
Limited, Inc. (The)................         2,055,479              45,816,627
Lincoln National Corp. ............           786,280              36,955,160
Linear Technology Corp. ...........         1,358,646              49,237,331
Liz Claiborne, Inc. ...............           483,685              18,244,598
Lockheed Martin Corp. .............         1,968,999             109,830,764
Loews Corp. .......................           818,570              47,886,345
Louisiana-Pacific Corp. ...........           484,554              12,574,176
Lowe's Companies Inc. .............         3,449,450             187,477,607
LSI Logic Corp. *..................         1,637,727               7,058,603
Lucent Technologies, Inc. *........        18,598,353              58,956,779
M&T Bank Corp. ....................           520,242              49,787,159
Manor Care, Inc. ..................           398,755              11,946,700
Marathon Oil Corp. ................         1,499,469              61,898,080
Marriott International, Inc. ......           993,199              51,606,620
Marsh & McLennan Companies Inc. ...         2,298,534             105,180,916
Marshall & Ilsley Corp. ...........           975,479              39,311,804
Masco Corp. .......................         1,924,085              66,438,655
Mattel, Inc. ......................         1,855,649              33,642,916
Maxim Integrated Products, Inc. ...         1,415,293              59,852,741
May Department Stores Co. .........         1,274,978              32,677,686
Maytag Corp. ......................           347,155               6,377,237
MBIA, Inc. ........................           635,063              36,967,017
MBNA Corp. ........................         5,604,371             141,230,149
McCormick & Co., Inc. .............           622,774              21,386,059
McDonald's Corp. ..................         5,554,436             155,690,841
McGraw-Hill Cos., Inc. (The).......           843,366              67,207,837
McKesson Corp. ....................         1,267,075              32,500,474
MeadWestvaco Corp. ................           883,540              28,184,926
Medco Health Solutions, Inc. *.....         1,202,350              37,152,615
MedImmune, Inc. *..................         1,106,782              26,230,733
Medtronic, Inc. ...................         5,322,165             276,220,363
Mellon Financial Corp. ............         1,863,957              51,612,969
Merck & Co., Inc. .................         9,759,499             322,063,467
Mercury Interactive Corp. *........           370,919              12,937,655
Meredith Corp. ....................           228,514              11,741,049
Merrill Lynch & Co., Inc. .........         4,125,226             205,106,237

See accompanying notes to financial statements.

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
            COMMON STOCKS                    SHARES                VALUE
--------------------------------------------------------------------------------
MetLife, Inc. .....................         3,319,514         $   128,299,216
MGIC Investment Corp. .............           434,868              28,940,465
Micron Technology, Inc. *..........         2,671,462              32,137,688
Microsoft Corp. ...................        47,779,326           1,321,098,364
Millipore Corp. *..................           214,059              10,242,723
Molex, Inc. .......................           839,615              25,037,319
Monsanto Co. ......................         1,141,202              41,562,577
Monster Worldwide, Inc. *..........           475,165              11,708,066
Moody's Corp. .....................           658,151              48,209,561
Morgan Stanley Dean Witter & Co. ..         4,821,891             237,719,226
Motorola, Inc. ....................        10,291,658             185,661,510
Mylan Laboratories, Inc. ..........         1,173,505              21,123,090
Nabors Industries Ltd. *...........           633,826              30,011,661
National City Corp. ...............         2,911,665             112,448,502
National Semiconductor Corp. *.....         1,541,653              23,880,205
Navistar International Corp. *.....           304,080              11,308,735
NCR Corp. *........................           416,987              20,678,385
Network Appliance, Inc. *..........         1,520,790              34,978,170
New York Times Co. (The) (Class A)..          655,079              25,613,589
Newell Rubbermaid, Inc. ...........         1,164,873              23,344,055
Newmont Mining Corp. (Holding Co.)...       1,913,601              87,126,254
Nextel Communications, Inc. (Class
  A) *.............................         4,864,714             115,974,782
Nicor, Inc. .......................           201,677               7,401,546
Nike, Inc. (Class B)...............         1,162,444              91,600,587
NiSource, Inc. ....................         1,156,870              24,305,839
Noble Corp. *......................           590,956              26,563,472
Nordstrom, Inc. ...................           598,371              22,881,707
Norfolk Southern Corp. ............         1,726,061              51,333,054
North Fork Bancorporation, Inc. ...         1,372,249              60,996,468
Northern Trust Corp. ..............           973,359              39,713,047
Northrop Grumman Corp. ............         1,583,411              84,443,309
Novell, Inc. *.....................         1,567,208               9,889,082
Novellus Systems, Inc. *...........           676,793              17,995,926
Nucor Corp. .......................           330,022              30,154,110
NVIDIA Corp. *.....................           706,822              10,263,055
Occidental Petroleum Corp. ........         1,713,922              95,859,657
Office Depot, Inc. *...............         1,313,614              19,743,618
Omnicom Group, Inc. ...............           826,533              60,386,501
Oracle Corp. *.....................        22,816,356             257,368,496
PACCAR, Inc. ......................           778,479              53,808,468
Pactiv Corp. *.....................           672,774              15,641,996
Pall Corp. ........................           562,438              13,768,482
Parametric Technology Corp. *......         1,208,646               6,381,651
Parker-Hannifin Corp. .............           525,221              30,914,508
Paychex, Inc. .....................         1,666,219              50,236,503
Peoples Energy Corp. ..............           157,075               6,546,886
PeopleSoft, Inc. *.................         1,607,174              31,902,404
PepsiCo, Inc. .....................         7,442,496             362,077,430
PerkinElmer, Inc. .................           553,284               9,527,550
Pfizer Inc. .......................        33,165,974           1,014,878,804
PG&E Corp. *.......................         1,761,383              53,546,043

--------------------------------------------------------------------------------
            COMMON STOCKS                    SHARES                VALUE
--------------------------------------------------------------------------------
Phelps Dodge Corp. ................           409,697         $    37,704,415
Pinnacle West Capital Corp. .......           380,115              15,774,773
Pitney Bowes, Inc. ................         1,032,020              45,512,082
Plum Creek Timber Co., Inc. .......           823,984              28,864,160
PMC-Sierra, Inc. *.................           738,194               6,503,489
PNC Financial Services Group.......         1,226,118              66,332,984
Power-One, Inc. *..................           345,259               2,237,278
PPG Industries, Inc. ..............           750,524              45,992,111
PPL Corp. .........................           785,220              37,046,680
Praxair, Inc. .....................         1,431,683              61,190,131
Principal Financial Group..........         1,376,967              49,529,503
Procter & Gamble Co. ..............        11,166,076             604,308,033
Progress Energy, Inc. .............         1,082,325              45,825,640
Progressive Corp. (The)............           958,372              81,222,027
ProLogis...........................           795,534              28,034,618
Providian Financial Corp. *........         1,281,179              19,909,522
Prudential Financial, Inc. ........         2,280,178             107,259,573
Public Service Enterprise Group,
  Inc. ............................         1,042,821              44,424,175
Pulte Homes, Inc. .................           543,694              33,366,501
QLogic Corp. *.....................           407,877              12,077,238
QUALCOMM, Inc. ....................         7,111,114             277,617,891
Quest Diagnostics Inc. ............           456,552              40,277,017
Qwest Communications International,
  Inc. *...........................         7,785,595              25,926,031
R.R. Donnelley & Sons Co. .........           945,010              29,597,713
RadioShack Corp. ..................           722,842              20,702,195
Raytheon Co. ......................         1,982,351              75,289,691
Reebok International Ltd. .........           252,763               9,281,457
Regions Financial Corp. ...........         2,044,154              67,579,731
Reynolds American, Inc. ...........           658,298              44,790,596
Robert Half International, Inc. *...          754,273              19,437,615
Rockwell Automation, Inc. .........           828,674              32,069,684
Rockwell Collins, Inc. ............           788,568              29,287,416
Rohm & Haas Co. ...................           983,704              42,269,761
Rowan Companies, Inc. *............           436,330              11,519,112
Ryder System, Inc. ................           279,229              13,134,932
Sabre Holdings Corp. ..............           614,915              15,083,865
SAFECO Corp. ......................           553,127              25,250,248
Safeway, Inc. *....................         1,957,848              37,806,045
Sanmina-SCI Corp. *................         2,345,400              16,535,070
Sara Lee Corp. ....................         3,485,518              79,678,941
SBC Communications Inc. ...........        14,545,193             377,447,758
Schering-Plough Corp. .............         6,490,775             123,714,171
Schlumberger Ltd. .................         2,584,352             173,952,733
Scientific-Atlanta, Inc. ..........           662,261              17,165,805
Sealed Air Corp. *.................           386,008              17,891,471
Sears, Roebuck & Co. ..............           934,566              37,242,455
Sempra Energy......................         1,001,409              36,240,992
Sherwin-Williams Co. (The).........           629,082              27,654,445
Siebel Systems, Inc. *.............         2,070,585              15,612,211
Sigma-Aldrich Corp. ...............           306,130              17,755,540
Simon Property Group, Inc. ........           900,322              48,284,269
SLM Corp. .........................         1,927,519              85,967,347

See accompanying notes to financial statements.

THE SPDR TRUST SERIES 1
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004

--------------------------------------------------------------------------------
            COMMON STOCKS                    SHARES                VALUE
--------------------------------------------------------------------------------
Snap-on, Inc. .....................           259,857         $     7,161,659
Solectron Corp. *..................         3,999,754              19,798,782
Southern Co. (The).................         3,208,142              96,180,097
SouthTrust Corp. ..................         1,468,199              61,165,170
Southwest Airlines Co. ............         3,425,782              46,659,151
Sovereign Bancorp, Inc. ...........         1,430,280              31,208,710
Sprint Corp. ......................         6,385,138             128,532,828
St. Jude Medical, Inc. *...........           757,709              57,032,756
St. Paul Companies Inc. (The)......         2,926,190              96,739,841
Stanley Works (The)................           358,204              15,234,416
Staples, Inc. .....................         2,164,827              64,555,141
Starbucks Corp. *..................         1,746,583              79,399,663
Starwood Hotels & Resorts Worldwide,
  Inc. ............................           882,108              40,947,453
State Street Corp. ................         1,481,556              63,277,257
Stryker Corp. .....................         1,761,120              84,674,650
Sun Microsystems, Inc. *...........        14,514,236              58,637,513
SunGard Data Systems, Inc. *.......         1,260,460              29,961,134
Sunoco, Inc. ......................           332,121              24,570,312
SunTrust Banks, Inc. ..............         1,575,957             110,963,132
Supervalu, Inc. ...................           601,778              16,578,984
Symantec Corp. *...................         1,374,765              75,447,103
Symbol Technologies, Inc. .........         1,006,571              12,723,057
Synovus Financial Corp. ...........         1,310,540              34,270,621
Sysco Corp. .......................         2,808,278              84,023,678
T. Rowe Price Group, Inc. .........           561,284              28,591,807
Target Corp. ......................         3,968,700             179,583,675
TECO Energy, Inc. .................           812,607              10,994,573
Tektronix, Inc. ...................           394,266              13,109,345
Tellabs, Inc. *....................         1,855,182              17,049,123
Temple-Inland, Inc. ...............           226,920              15,237,678
Tenet Healthcare Corp. *...........         2,102,982              22,691,176
Teradyne, Inc. *...................           807,012              10,813,961
Texas Instruments, Inc. ...........         7,600,403             161,736,576
Textron, Inc. .....................           608,839              39,130,083
The Pepsi Bottling Group, Inc. ....         1,143,588              31,048,414
Thermo Electron Corp. *............           731,599              19,767,805
Tiffany & Co. .....................           647,825              19,914,140
Time Warner, Inc. *................        20,024,142             323,189,652
TJX Cos., Inc. (The)...............         2,173,648              47,907,202
Torchmark Corp. ...................           500,051              26,592,712
Toys "R" Us, Inc. *................           880,447              15,619,130
Transocean Sedco Forex, Inc. *.....         1,417,588              50,721,299
Tribune Co. .......................         1,398,363              57,542,637
TXU Corp. .........................         1,328,272              63,650,794
Tyco International Ltd. ...........         8,797,273             269,724,390
U.S. Bancorp.......................         8,256,384             238,609,498
Union Pacific Corp. ...............         1,142,638              66,958,587
Unisys Corp. *.....................         1,425,554              14,711,717
United Parcel Service Inc. (Class B)..      4,950,665             375,854,487
United States Steel Corp. .........           500,001              18,810,038


--------------------------------------------------------------------------------
            COMMON STOCKS                    SHARES                VALUE
--------------------------------------------------------------------------------
United Technologies Corp. .........         2,257,460         $   210,801,615
UnitedHealth Group, Inc. ..........         2,937,336             216,599,157
Univision Communications, Inc. (Class
  A) *.............................         1,427,021              45,108,134
Unocal Corp. ......................         1,157,098              49,755,214
UnumProvident Corp. ...............         1,282,936              20,129,266
UST, Inc. .........................           741,630              29,858,024
V.F. Corp. ........................           476,208              23,548,486
Valero Energy Corp. ...............           555,756              44,577,189
VERITAS Software Corp. *...........         1,888,042              33,607,148
Verizon Communications Inc. .......        12,156,500             478,722,970
Viacom, Inc. ......................         7,627,071             255,964,503
Visteon Corp. .....................           596,608               4,766,898
Vulcan Materials Co. ..............           461,369              23,506,751
W.W. Grainger, Inc. ...............           402,285              23,191,730
Wachovia Corp. ....................         5,752,629             270,085,932
Wal-Mart Stores, Inc. .............        18,634,599             991,360,667
Walgreen Co. ......................         4,516,555             161,828,166
Washington Mutual, Inc. ...........         3,808,457             148,834,500
Waste Management, Inc. ............         2,543,435              69,537,513
Waters Corp. *.....................           535,133              23,599,365
Watson Pharmaceuticals, Inc. *.....           474,209              13,970,197
Wellpoint Health Networks, Inc. *...          684,670              71,951,970
Wells Fargo & Co. .................         7,411,487             441,946,970
Wendy's International, Inc. .......           480,128              16,132,301
Weyerhaeuser Co. ..................         1,061,120              70,543,258
Whirlpool Corp. ...................           288,916              17,360,962
Williams Companies Inc. (The)......         2,297,853              27,804,021
Winn-Dixie Stores, Inc. ...........           631,117               1,950,152
Worthington Industries, Inc. ......           391,173               8,351,544
Wrigley (Wm.) Jr. Co. .............           990,827              62,729,257
Wyeth..............................         5,868,227             219,471,690
Xcel Energy, Inc. .................         1,693,314              29,328,198
Xerox Corp. *......................         3,691,221              51,972,392
Xilinx, Inc. ......................         1,497,008              40,419,216
XL Capital Ltd. ...................           598,352              44,272,064
Yahoo!, Inc. *.....................         5,979,435             202,762,641
Yum Brands, Inc. ..................         1,271,061              51,681,340
Zimmer Holdings, Inc. *............         1,071,528              84,693,573
Zions Bancorp......................           393,123              23,996,228
                                                              ---------------
Total Common Stocks (Cost
  $55,165,035,690).................                            45,686,953,816
                                                              ===============

(*) Non-income producing security

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at value....................  $ 45,686,953,816
     Cash...................................................       196,463,008
     Receivable for investments sold........................        46,237,540
     Dividends receivable...................................        52,160,817
                                                              ----------------
Total Assets................................................    45,981,815,181
                                                              ----------------
LIABILITIES
     Payable for investments purchased......................        49,950,786
     Income distribution payable............................       198,518,872
     Accrued Trustee fees...................................         1,075,680
     Accrued expenses and other liabilities.................        16,344,885
                                                              ----------------
Total Liabilities...........................................       265,890,223
                                                              ----------------
NET ASSETS..................................................  $ 45,715,924,958
                                                              ================
NET ASSETS REPRESENTED BY:
     Paid in surplus........................................  $ 58,622,710,103
     Distribution in excess of net investment income........       (96,877,537)
     Accumulated net realized loss on investments...........    (3,331,825,734)
     Net unrealized depreciation on investments.............    (9,478,081,874)
                                                              ----------------
NET ASSETS..................................................  $ 45,715,924,958
                                                              ================
NET ASSET VALUE PER SPDR....................................  $         111.78
                                                              ================
UNITS OF FRACTIONAL UNDIVIDED INTEREST ("SPDRS")
  OUTSTANDING, UNLIMITED UNITS AUTHORIZED, $0.00 PAR
  VALUE.....................................................       408,979,824
                                                              ----------------
COST OF INVESTMENTS.........................................  $ 55,165,035,690
                                                              ----------------

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                       FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                       SEPTEMBER 30, 2004    SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
                                       ------------------    ------------------    ------------------
INVESTMENT INCOME
  Dividend income(a).................   $   727,345,627       $   693,488,016       $    430,308,111
                                        ---------------       ---------------       ----------------
EXPENSES
     Trustee fees....................        25,819,307            23,869,863             17,755,841
     Marketing expense...............        12,584,583            11,609,929              7,944,415
     S&P license fee.................        14,682,013            13,544,917              9,967,905
     SEC registration fee............           191,800             1,000,100                     --
     Legal and audit services........           126,596               126,250                134,206
     Other expenses..................           381,914               380,870                380,957
                                        ---------------       ---------------       ----------------
Total expenses.......................        53,786,213            50,531,929             36,183,324
     Rebate from Trustee.............        (7,350,434)           (4,092,213)            (2,007,651)
                                        ---------------       ---------------       ----------------
Net expenses.........................        46,435,779            46,439,716             34,175,673
     Trustee earnings credit.........        (1,233,786)             (521,780)            (1,523,393)
                                        ---------------       ---------------       ----------------
Net expenses after Trustee earnings
  credits............................        45,201,993            45,917,936             32,652,280
                                        ---------------       ---------------       ----------------
NET INVESTMENT INCOME................       682,143,634           647,570,080            397,655,831
                                        ---------------       ---------------       ----------------
REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS
     Net realized gain/(loss) on
       investment transactions.......     2,220,162,834         2,065,341,241         (1,023,252,620)
     Net change in unrealized
       depreciation..................     2,153,046,919         5,437,715,771         (6,497,205,220)
                                        ---------------       ---------------       ----------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS.........     4,373,209,753         7,503,057,012         (7,520,457,840)
                                        ---------------       ---------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........   $ 5,055,353,387       $ 8,150,627,092       $ (7,122,802,009)
                                        ===============       ===============       ================

--------------------------------------------------------------------------------
(a) Net of withholding tax expense of $0, $0, and $1,255,246 for 2004, 2003, and 2002, respectively.

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       FOR THE YEAR ENDED    FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                       SEPTEMBER 30, 2004    SEPTEMBER 30, 2003    SEPTEMBER 30, 2002
                                       ------------------    ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS:
     Net investment income...........   $   682,143,634       $   647,570,080       $   397,655,831
     Net realized gain/(loss) on
       investment transactions.......     2,220,162,834         2,065,341,241        (1,023,252,620)
     Net change in unrealized
       depreciation..................     2,153,046,919         5,437,715,771        (6,497,205,220)
                                        ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..........     5,055,353,387         8,150,627,092        (7,122,802,009)
                                        ---------------       ---------------       ---------------
UNDISTRIBUTED NET INVESTMENT INCOME
  INCLUDED IN PRICE OF UNITS ISSUED
  AND REDEEMED, NET..................        67,955,540            (6,804,410)           34,187,594
                                        ---------------       ---------------       ---------------
DISTRIBUTIONS TO UNITHOLDERS FROM NET
  INVESTMENT INCOME..................      (741,887,578)         (640,459,798)         (425,983,780)
                                        ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM ISSUANCE AND REDEMPTION OF
  SPDRS..............................     5,279,936,052        (2,147,671,890)       13,337,612,220
                                        ---------------       ---------------       ---------------
NET INCREASE IN NET ASSETS DURING
  PERIOD.............................     9,661,357,401         5,355,690,994         5,823,014,025
NET ASSETS AT BEGINNING OF PERIOD....    36,054,567,557        30,698,876,563        24,875,862,538
                                        ---------------       ---------------       ---------------
NET ASSETS END OF PERIOD*............   $45,715,924,958       $36,054,567,557       $30,698,876,563
                                        ===============       ===============       ===============
* INCLUDES DISTRIBUTIONS IN EXCESS OF
  NET INVESTMENT INCOME..............   $    96,877,537       $   (29,877,598)      $   (36,266,188)
                                        ---------------       ---------------       ---------------

See accompanying notes to financial statements.

SPDR TRUST SERIES 1
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SPDR OUTSTANDING DURING THE PERIOD
--------------------------------------------------------------------------------


                                                     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                        ENDED          ENDED          ENDED          ENDED          ENDED
                                                       9/30/04        9/30/03        9/30/02        9/30/01        9/30/00
                                                     ------------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $     99.87    $     81.78    $    104.33    $    143.83    $    128.39
                                                     -----------    -----------    -----------    -----------    -----------
Investment Operations:
    Net investment income..........................         1.81           1.55           1.46           1.45           1.45
    Net realized and unrealized gain (loss) on
      investments..................................        11.89          18.09         (22.55)        (39.51)         15.43
                                                     -----------    -----------    -----------    -----------    -----------
Total from investment operations...................        13.70          19.64         (21.09)        (38.06)         16.88
                                                     -----------    -----------    -----------    -----------    -----------
Less distributions from:
    Net investment income..........................        (1.79)         (1.55)         (1.46)         (1.44)         (1.44)
                                                     -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD.....................  $    111.78    $     99.87    $     81.78    $    104.33    $    143.83
                                                     ===========    ===========    ===========    ===========    ===========
TOTAL INVESTMENT RETURN............................        13.62%         24.13%        -20.46%        -26.60%         13.16%
RATIOS AND SUPPLEMENTAL DATA
Ratio to average net assets:
    Net investment income..........................         1.63%          1.67%          1.40%          1.14%          1.01%
    Total expenses(2)..............................         0.11%          0.12%          0.11%          0.11%          0.13%
    Portfolio turnover rate(1).....................         2.23%          1.76%          4.43%          4.61%          8.20%
    Total expenses excluding Trustee earnings
      credit.......................................         0.11%          0.12%          0.12%          0.12%          0.14%
    Total expenses excluding Trustee earnings
      credit and fee waivers.......................         0.13%          0.13%          0.13%          0.13%          0.17%
    Net assets, end of period (000's)..............  $45,715,925    $36,054,568    $30,698,877    $24,875,863    $24,288,629


--------------------------------------------------------------------------------
(1) Portfolio turnover ratio excludes securities received or delivered from processing creations or redemptions of SPDRs.

(2) Net of expenses reimbursed by the Trustee.

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION
SPDR Trust Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's 500 Composite Price Index (the "S&P Index"). Each unit of fractional undivided interest in the Trust is referred to as a Standard & Poor's Depositary Receipt ("SPDR"). The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 SPDRs (equivalent to three "Creation Units" -- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official close price. If no closing sale price is available, then the security is valued at the previous closing sale price on the exchange which is deemed to be the principal market for the security, or at the previous official close price if the security is listed on the NASDAQ. If there is no closing sale price available, valuation will be determined by the Trustee in good faith based on available information.

INVESTMENT TRANSACTIONS
Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

DISTRIBUTIONS TO UNITHOLDERS
The Trust declares and distributes dividends from net investment income to its unitholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

FEDERAL INCOME TAX
The Trust has qualified and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED) due to wash sales. Net investment income per share calculations in the financial highlights for all years presented exclude these differences.

During 2004, the Trust reclassified $2,590,784,293 of non-taxable security gains realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statement of Assets and Liabilities. At September 30, 2004, the Trust had capital loss carryforwards of $33,523, $27,700,040, $56,816,996, $403,831,303, $472,492,447, $1,530,834,020, and $445,024,832 which will expire on September 30, 2005, September 30, 2007, September 30, 2008, September 30, 2009, September 30, 2010, September 30, 2011, and September 30, 2012, respectively. The Trust incurred losses of $335,123,098 during the period November 1, 2003 through September 30, 2004 that were deferred for tax purposes until fiscal 2005.

The Tax character of distributions paid during the year ended September 30, 2004 was $741,887,578 of ordinary income. The Tax character of distributions paid during the year ended September 30, 2003 was $640,459,798 of ordinary income.

As of September 30, 2004, the components of distributable earnings (excluding unrealized appreciation (depreciation)) on the tax basis were undistributed ordinary income of $100,594,786 and undistributed long term capital gain of $0.

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR
In accordance with the Trust Agreement, State Street Bank and Trust Company (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2004:

Net asset value of the Trust      Fee as a percentage of net asset value of the Trust
----------------------------      ---------------------------------------------------
$0 - $499,999,999              10/100 of 1% per annum plus or minus the Adjustment Amount
$500,000,000 - $2,499,999,999  8/100 of 1% per annum plus or minus the Adjustment Amount
$2,500,000,000 - and above     6/100 of 1% per annum plus or minus the Adjustment Amount

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for creation and redemption of SPDRs and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2004, the Adjustment Amount reduced the Trustee's fee by $1,183,644. The Adjustment Amount included a deficiency of net transaction fees from processing orders of $(50,142) and a Trustee earnings credit of $1,233,786.

From the period October 1, 2003 through April 18, 2004, the Trustee agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, before the Trustee earnings credit, which exceeded 12.00/100 of 1% per annum of the daily net asset value of the Trust. Effective April 19, 2004, the Trustee had voluntarily agreed

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

NOTE 3 -- TRANSACTIONS WITH THE TRUSTEE AND SPONSOR - (CONTINUED) to waive an additional portion of its fee, as needed, for one year, so that the total operating expenses would not exceed 0.10% of the Trust's daily net asset value. The total amount of such reimbursement by the Trustee for the year ended September 30, 2004 was $7,350,434. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods.

The Trust has entered into a Memorandum of Agreement with Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and PDR Services (the "Sponsor") pursuant to which the Trust has obtained a sub-license to use certain S&P marks. The Memorandum of Agreement requires the Trust to pay annually a sub-license fee to the S&P equal to the greater of: (i) 0.03% of the Trust's daily average net assets of the Trust plus a volume based fee ranging from $0.03 to $0.04 per round lot trade of the average daily trading volume, or (ii) $125,000, the minimum annual fee.

NOTE 4 -- TRUST TRANSACTIONS IN SPDRs
Transactions in SPDRs were as follows:

                                  YEAR ENDED                        YEAR ENDED                        YEAR ENDED
                              SEPTEMBER 30, 2004                SEPTEMBER 30, 2003                SEPTEMBER 30, 2002
                           SPDRs            Amount           SPDRs            Amount           SPDRs            Amount
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
SPDRs sold               262,700,000   $ 29,115,803,571    337,100,000   $ 30,662,851,816    239,200,000   $ 23,977,046,407
Dividend reinvestment
  SPDRs issued                27,657          3,069,876         14,556          1,332,378          8,716            891,781
SPDRs redeemed          (214,750,000)   (23,770,981,855)  (351,500,000)   (32,818,660,494)  (102,250,000)   (10,606,138,374)
Net income
  equalization                    --        (67,955,540)            --          6,804,410             --        (34,187,594)
                        ------------   ----------------   ------------   ----------------   ------------   ----------------
Net increase
  (decrease)              47,977,657   $  5,279,936,052    (14,385,444)  $ (2,147,671,890)   136,958,716   $ 13,337,612,220
                        ============   ================   ============   ================   ============   ================

Except for under the Trust's dividend reinvestment plan, SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. A transaction fee of $3,000 is charged in connection with each creation or redemption of Creation Units through the SPDR Clearing Process per Participating party per day, regardless of the number of Creation Units created or redeemed. Transaction fees are received by the Trustee and used to offset the expense of processing orders.

NOTE 5 -- INVESTMENT TRANSACTIONS
For the year ended September 30, 2004, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $29,017,541,212, $23,741,736,917, $987,083,334, and $981,054,440, respectively.
At September 30, 2004, the cost of investments for federal income tax purposes was $55,223,958,617, accordingly,

SPDR TRUST SERIES 1
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

gross unrealized appreciation was $1,822,153,515 and gross unrealized depreciation was $11,359,158,316, resulting in net unrealized depreciation of $9,537,004,801.

SPDR TRUST SERIES 1
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE TRUSTEE AND UNITHOLDERS OF
SPDR TRUST SERIES 1

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SPDR Trust Series 1 (the "Trust") at September 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 19, 2004

TAX INFORMATION (UNAUDITED)
For Federal income tax purposes, the percentage of Trust distributions which qualify for the corporate dividends paid deduction for the fiscal year ended September 30, 2004 is 100%.

For the fiscal year ended September 30, 2004 certain dividends paid by the Trust may be designated as qualified dividend income and subject to maximum tax rate of 15%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

OTHER INFORMATION (UNAUDITED)
On November 8, 2004, State Street Bank and Trust Company, as Trustee of the Trust, declared a special dividend (the "Special Dividend") to be distributed to Beneficial Owners of record as of November 17, 2004. The Special Dividend is being declared in light of the special dividend being paid by Microsoft Corporation, the common shares of which are held by the Trust. The ex-date for the Special Dividend is November 15, 2004, and the payment date is December 2, 2004.

The Special Dividend was declared by the Trustee pursuant to authority granted it by an amendment, dated November 8, 2004 (the "Amendment"), to the Standard Terms and Conditions of the Trust dated as of January 1, 2004. The Amendment expands the circumstances under which the Trustee may declare a special dividend to include circumstances where, in the Trustee's discretion, doing so would be advantageous to the Beneficial Owners of Trust units.

SPDR TRUST SERIES 1
--------------------------------------------------------------------------------

SPONSOR
PDR Services LLC
c/o American Stock Exchange LLC
86 Trinity Place
New York, NY 10006

TRUSTEE
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1625 Broadway Suite 2200
Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Carter, Ledyard & Milburn
2 Wall Street
New York, NY 10005